Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	84 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ClassI
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%		3.34%		4.31%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		8.95%		10.05%
Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%		9.20%		10.33%
class i
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.35%)		9.82%		7.10%
class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%	10.05%		10.87%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Russell 2500 Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%		7.26%		10.41%
Russell 2500 Index Class S [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%		7.26%		10.41%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%		9.62%
Russell Micro Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%		7.32%		9.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.64%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.39%